Description of the Business	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Description of the Business
Description of the Business

Note A — Description of the Business

AE Industrial Partners Fund II, LP (“AEI”), a private equity firm specializing in aerospace, defense, and government services, formed a series of acquisition vehicles on February 10, 2020, which included Cosmos Parent, LLC, Cosmos Intermediate, LLC, Cosmos Finance, LLC and Cosmos Acquisition, LLC, with Cosmos Parent, LLC being the top holding company. Cosmos Parent, LLC owned 100% of the equity in Cosmos Intermediate, LLC; Cosmos Intermediate, LLC owned 100% of the equity in Cosmos Finance, LLC; Cosmos Finance, LLC owned 100% of the equity in Cosmos Acquisition, LLC. Upon the formation of these acquisition vehicles, Cosmos Intermediate, LLC (“Successor”) effected a number of acquisitions through its wholly owned subsidiary, Cosmos Acquisition, LLC.

These acquisitions included Adcole Space, LLC (“Adcole”), Deep Space Systems, Inc. (“DSS”), In Space Group, Inc. and its subsidiaries (collectively “MIS” or “Predecessor”), Roccor, LLC (“Roccor”), and LoadPath, LLC (“LoadPath”) as of December 31, 2020.

The Successor is a wholly owned subsidiary of Redwire, LLC (“Parent”). The Predecessor, which is comprised of MIS before its acquisition date, and the Successor, including Adcole, DSS, MIS, Roccor, LoadPath, Oakman, and DPSS, after the acquisition of each, respectively, are collectively referred to as “the Company.” The Company develops and manufactures a wide array of space infrastructure solutions and provides advanced engineering, modeling and simulation services to enable future space missions. Many of these products and services have been enabling space missions since the 1960s and have been flight-proven on over 150 satellite missions, including high-priority missions such as the GPS constellation, New Horizons and Perseverance. The Company also is a provider of innovative technologies with the potential to help transform the economics of space and create new markets for its exploration and commercialization

During the six month period ended June 30, 2021, the following acquisitions were completed:

●	On January 15, 2021, the Company acquired Oakman Aerospace, Inc. (“Oakman”), which was established in 2012. Oakman specializes in the development of modular open system architecture, rapid spacecraft design and development, and custom missions, payloads, and applications. Oakman’s proprietary digital engineering modular, open systems software environment, ACORN, enables the next generation of digitally engineered spacecraft that optimizes the balance between cost and tailoring capability in spacecraft design and development.
●	On February 17, 2021, the Company acquired Deployable Space Systems, Inc. (“DPSS”), which was established in 2008. DPSS’ mission is to develop new and enabling deployable technologies for space applications, transition emerging technologies to industry for infusion into future Department of Defense (“DoD”), NASA, and/or commercial programs and design, analyze, build, test and deliver on-time the deployable solar arrays, deployable structures and space system products. DPSS has developed a one of a kind, patented roll out solar array (“ROSA”) technology which is a new and innovative mission-enabling rolled flexible blanket solar array system that offers greatly improved performance over state-of-the-art rigid panel solar arrays.

Note A – Description of the Business

AE Industrial Partners Fund II, LP (“AE”), a private equity firm specializing in aerospace, defense, and government services, formed a series of acquisition vehicles on February 10, 2020, which included Cosmos Parent, LLC, Cosmos Intermediate, LLC, Cosmos Finance, LLC and Cosmos Acquisition, LLC, with Cosmos Parent, LLC being the top holding company. Cosmos Parent, LLC owned 100% of the equity in Cosmos Intermediate, LLC; Cosmos Intermediate, LLC owned 100% of the equity in Cosmos Finance, LLC; Cosmos Finance, LLC owned 100% of the equity in Cosmos Acquisition, LLC. Upon the formation of these acquisition vehicles, Cosmos Intermediate, LLC (“Successor”) effected a number of acquisitions through its wholly owned subsidiary, Cosmos Acquisition, LLC.

●	On March 2, 2020, Cosmos Acquisition, LLC acquired a business unit of Adcole Corporation, Adcole Space, LLC (“Adcole”). Adcole was established in 1957 and has been at the forefront of space exploration since its beginning, providing satellite components that are integral to the mission success of hundreds of low-earth orbit (“LEO”), geosynchronous (“GEO”) and interplanetary spacecraft. The company’s core capabilities include the design and manufacture of mission-critical, high reliability optical sensors for satellites providing guidance, navigation, situational awareness, and control capabilities. Key products include sun sensors, star trackers, and star cameras.
●	On June 1, 2020, Cosmos Acquisition, LLC acquired Deep Space Systems, Inc. (“DSS”). DSS was established in 2001 and provides systems engineering solutions that support the design, development, integration, testing, and operations of science and exploration spacecraft. DSS provides critical systems engineering support to next generation space exploration programs such as Dream Chaser and Orion, and is a prime contractor on the National Aeronautics and Space Administration (“NASA”)’s highly competitive Commercial Lunar Payload Services (“CLPS”) contract.
●	On June 22, 2020, Cosmos Acquisition, LLC acquired In Space Group, Inc. and its subsidiaries (collectively “MIS” or “Predecessor”). MIS was established in 2010. MIS is the industry leader for space manufacturing technologies, delivering next-generation capabilities in orbit to support exploration objectives and national security priorities. As the first commercial company to additively manufacture in space, MIS’s vision is to sustainably develop off-Earth manufacturing capabilities to enable the future of space exploration. With a focus on industrializing the space environment, MIS specializes in on-orbit manufacturing, space-enabled materials development, and exploration manufacturing technology.
●	On June 22, 2020, the name of Cosmos Parent, LLC was changed to Redwire, LLC.
●	On October 28, 2020 Cosmos Acquisition, LLC acquired Roccor, LLC (“Roccor”). Roccor was established in 2012. Roccor specializes in deployable structure systems, thermal management systems, and advanced manufacturing in the aerospace industry. Roccor develops a variety of products including solar arrays, antennas, and thermal management solutions. Roccor was selected by NASA to develop a first of a kind deployable structure for a nearly 18,000 square foot solar sail.
●	On December 11, 2020 Cosmos Acquisition, LLC acquired LoadPath, LLC (“LoadPath”). LoadPath was established in 2009. LoadPath specializes in the development and delivery of aerospace structures, mechanisms, and thermal control solutions. The company performs design, analysis, testing, and fabrication to advanced technologies through the complete concept-to-flight development cycle. Specific product and services include multiple payload adapters, deployable structures and booms, thermal management technology, spacecraft mechanisms, CubeSat components and launch accommodations, Veritrek, ground support equipment, and testing services.

The Successor is a wholly owned subsidiary of Redwire, LLC (“Parent”). The Predecessor comprised of MIS before its acquisition date, and the Successor, including Adcole, DSS, MIS, Roccor, and LoadPath, after the acquisition date of each, are collectively “the Company.” The Company develops and manufactures a wide array of space infrastructure solutions and provides advanced engineering, modeling and simulation services to enable future space missions. Some of these products and services have been enabling space missions since the 1960s and have been flight-proven on over 150 satellite missions, including high-priority missions such as the GPS constellation, New Horizons and Perseverance. The Company is also a leading provider of innovative technologies with the potential to help transform the economics of space and create new markets for its exploration and commercialization.